Organization and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011
Pre-tax effects of the peso option contracts
Realized Gain	$ (420)	$ 33
Not Designated as Hedging Instruments [Member] | Mexican peso option contracts [Member]
Pre-tax effects of the peso option contracts
Realized Gain	18	33
Realized (loss)	(438)
Unrealized (loss) gain	$ (640)	$ 245